Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 16, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Feb. 16, 2017
Document Effective Date	Feb. 16, 2017
Prospectus Date	Feb. 16, 2017
SerenityShares Core U.S. ETF | SerenityShares Core U.S. ETF
Prospectus:
Trading Symbol	EZUS
SerenityShares Core Multi-Asset ETF | SerenityShares Core Multi-Asset ETF
Prospectus:
Trading Symbol	EZ
SerenityShares Impact ETF | SerenityShares Impact ETF
Prospectus:
Trading Symbol	ICAN